Share based compensation	12 Months Ended
Dec. 31, 2018
Share-based payment arrangements [Abstract]
Share based compensation
Share based compensation

Description
On November 21, 2008, the Company established share option programs (“Stock Option Plans A and B”) for employees, members of the Board of Directors as well as key service providers to purchase shares in the Company. Stock Option Plan A was amended and superseded by an updated version effective November 24, 2009, and replaced with amendments by Stock Option Plan C for any future option grants effective April 5, 2013. Grants under Stock Option Plan A and subsequently under Stock Option Plan C were offered in each year with vesting periods of three and four years; grants under Stock Option Plan B were made in 2008, 2009 and 2014 only. Stock Option Plan B was abolished in 2015 and no grants under Stock Option Plan B were made in 2015. In 2014, the Group introduced a further equity incentive plan, the EIP. The Company granted 911,983 options in 2018 (2017: 1,918,100) under the EIP.
Holders of vested options are entitled to purchase common shares of the Company. For the stock option plans that were in place before the IPO, the exercise price corresponded to the value per share at the most recent financing round. Under the Equity Incentive Plan, the Board of Directors defined the exercise price as the average daily closing price of the Company’s shares during the 30 days preceding the date of grant. All options are to be settled by the physical delivery of shares. The key terms and conditions related to the grants under these programs are as at December 31, 2018 as follows:

Plan	Number of options outstanding	Vesting conditions	Contractual life of options
Stock option Plan C	11,530	4 years' service from grant date	6 years
Equity Incentive Plan Board	185,340	1 year service from grant date	8 years
Equity Incentive Plan Employees / Board	405,280	2 years' service from grant date (50%)	8 years
Equity Incentive Plan Employees / Board	390,627	3 years' service from grant date (50%)	8 years

Measurement of fair values
The fair value of the options was measured based on the Black-Scholes formula.

Stock Option Plan
	Equity Incentive Plan 2018	Equity Incentive Plan 2018	Equity Incentive Plan 2017	Equity Incentive Plan 2017
Fair value at grant date	USD 0.340 (1 year vesting) 1) USD 0.449 (2 year vesting) 1) USD 0.514 (3 year vesting) 1)	USD 1.074 (1 year vesting) 2) USD 1.299 (2 year vesting) 2) USD 1.390 (3 year vesting) 2)	USD 0.198 (1 year vesting) 1) USD 0.287 (2 year vesting) 1) USD 0.352 (3 year vesting) 1)	USD 0.233 (1 year vesting) 2) USD 0.335 (2 year vesting) 2) USD 0.406 (3 year vesting) 2)
Share price at grant date	USD 0.64	USD 1.46	USD 0.76	USD 0.72
Exercise price	USD 0.66	USD 1.58	USD 0.82	USD 0.82
Expected volatility	137.06%	93.38%	72.85%	93.01%
Expected life	1,2 and 3 years	1,2 and 3 years	1,2 and 3 years	1,2 and 3 years
Expected dividends	—	—	—	—
Risk-free interest rate	3.06%	2.92%	2.38%	2.19%

1) October grants for the respective year
2) April grants for the respective year

The Company uses its own historic volatility to calculate expected volatility. The expected life of all options is assumed to correspond to the vesting period.
The total expense recognized for equity-settled share-based payment transactions were CHF 42,757 in 2018 (2017: CHF 354,851, 2016: 290,783).
Share based compensation loss related to employee stock options amounted to CHF 27,730 in 2018 (2017: CHF 354,851, 2016: 290,783).

Share based compensation expense of CHF 15,027 related to the purchase of intangibles was capitalized for the year ended December 31, 2018.
The number and weighted average exercise prices (in CHF) of options under the share option programs for Stock Option Plan A, Stock Option Plan C and the EIP are as follows:

	2018			2017
	Number of options	Weighted average exercise price	Weighted average remaining term	Number of options	Weighted average exercise price	Weighted average remaining term
Outstanding at January 1	225,154	17.40	6.88	1,038,140	3.36	6.14
Expired during the year	(5,000)	—	—	(67,500)	—	—
Forfeited during the year	(139,360)	—	—	(637,200)	—	—
Exercised during the year	—	—	—	—	—	—
Granted during the year	911,983	1.04	7.73	1,918,100	0.82	7.70
Outstanding at December 31	992,777	1.10	7.45	2,251,540	1.74	6.88
Exercisable at December 31	63,314	26.28	5.08	326,510	4.48	4.24

The range of exercise prices for outstanding options was CHF 0.66 to CHF 59.80 as of December 31, 2018 and CHF 0.80 to CHF 5.81 as of December 31, 2017.